INVENTORIES - Provision for obsolescence (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for obsolescence
Modules and components	Rp 96	Rp 94
Modules and components, insured amount	94	111
Inventory recognized as expense	797	747	Rp 739
Inventories pledged as security for liabilities	Rp 0	Rp 0